Net Loss per Share	12 Months Ended
Sep. 30, 2017
Earnings Per Share [Abstract]
Net Loss per Share
18.	Net Loss per Share

Basic loss per share (“EPS”) is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding during the period, excluding the effects of any potentially dilutive securities. Diluted EPS gives effect to all dilutive potential of shares of common stock outstanding during the period, including stock options, restricted stock and warrants, using the treasury stock method, and convertible debt or convertible preferred stock, using the if-converted method. Diluted EPS excludes all dilutive potential of shares of common stock if their effect is anti-dilutive.

The computation of diluted EPS excludes the common stock equivalents of the following potentially dilutive securities because their inclusion would be anti-dilutive:

	Period Ended
	September 30, 2017	September 24, 2016
Restricted Stock Units	756,331	—
Unvested Restricted Stock	2,012,445	—
Stock Warrants	9,539,615	—
	12,308,391	—